Business Combinations - Summary computation of consideration transferred (Detail) - Second Spectrum [Member] - USD ($) $ in Thousands			12 Months Ended
		Jun. 15, 2021	Dec. 31, 2022
Business Acquisition [Line Items]
Cash for outstanding Second Spectrum capital stock	[1]		$ 111,535
Fair value of Genius Sports Limited common stock issued for outstanding Second Spectrum capital stock		$ 83,300	83,291	[2]
Cash for vested outstanding Second Spectrum equity awards		3,500	3,490	[3]
Total consideration transferred		$ 198,316	$ 198,316

[1]	Includes cash consideration paid to former Second Spectrum shareholders totaling $111.5 million.
[2]	Represents the issuance of 4.7 million shares of the Company’s common stock at June 15, 2021 closing price of $17.74 per share to the former Second Spectrum shareholders. See Note 18 – Fair Value Measurements for details of additional shares issuance of 2.7 million shares on February 2, 2022 and additional 1.7 million shares to be issued in 2023 to the sellers that received equity consideration, pursuant to the terms and conditions of the business combination agreement.
[3]	Includes $3.5 million cash settlement of Second Spectrum’s vested outstanding stock options as of June 15, 2021 associated with the pre-acquisition services provided by former Second Spectrum shareholders.